UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number       811-21201
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                         UBS Technology Partners, L.L.C.
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               (Exact name of registrant as specified in charter)

                     1285 Avenue of the Americas, 11th Floor
                               New York, NY 10019
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               (Address of principal executive offices) (Zip code)

                               Steven S. Drachman
                         c/o UBS Financial Services Inc.
                     1285 Avenue of the Americas, 11th Floor
                               New York, NY 10019
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                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-882-5819
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                      Date of fiscal year end: December 31
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                    Date of reporting period: March 31, 2010
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Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.

                                                                                                   UBS TECHNOLOGY PARTNERS, L.L.C.
                                                                                                 SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                                                                       (UNAUDITED)
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                                                                                                                    MARCH 31, 2010

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                                                                                                                     DOLLAR AMOUNT
                                                             REALIZED AND                                                 OF
                                                              UNREALIZED                                              FAIR VALUE
                                                      % OF    GAIN/(LOSS)    INITIAL                                   FOR FIRST
                                                    MEMBERS'     FROM     ACQUISITION               FIRST AVAILABLE   AVAILABLE
     INVESTMENT FUND          COST      FAIR VALUE   CAPITAL  INVESTMENTS     DATE    LIQUIDITY (a)  REDEMPTION (b) REDEMPTION (b)
------------------------- ------------ ------------ -------- ------------ ----------- ------------- --------------- --------------
LONG/SHORT EQUITY
7 x 7 Institutional
   Partners, L.P. (c)     $ 14,000,000 $ 13,931,859    5.90% $   124,367     9/1/2009    Monthly
Artis Aggressive Growth
   (Institutional),
   L.P. (c)                  2,400,000    8,373,797    3.54    1,020,483     3/1/2006   Quarterly
Artis Partners 2X
   (Institutional), L.P.
   (c)                       9,303,188   33,662,272   14.25    1,511,624     1/1/2003   Quarterly
Cadian Fund, L.P. (c)       15,500,000   16,173,022    6.85      887,659     9/1/2009   Quarterly
Cavalry Capital
   Appreciation, L.P. (c)   15,000,000   14,434,653    6.11     (565,347)    1/1/2010   Quarterly
Clairvoyance Asia
   Fund II, Ltd (c)         12,000,000   11,789,682    4.99     (210,318)    1/1/2010   Quarterly
Coatue Qualified
   Partners, L.P. (c)       10,257,654   21,003,067    8.89      455,069     4/1/2002   Quarterly
Intrepid Capital Fund
   (QP), L.P. (c)            9,686,795    9,374,084    3.97     (312,711)    1/1/2010   Quarterly
Seligman Tech Spectrum
   Fund, L.L.C. (c)          6,858,632   10,881,173    4.61      196,931     1/1/2005   Quarterly
Seligman Tech Spectrum,
   Ltd., Class A1,
   Series 2 (c)              7,000,000   14,458,786    6.12      261,525     8/1/2006   Quarterly
Shannon River
   Partner II, L.P. (c)     14,091,422   19,540,216    8.27      423,076     5/1/2005   Quarterly
Tiger Global Fund, L.P.      1,316,922    5,256,931    2.22      (32,620)   11/1/2001   Annually
Tracer Capital Partners
   QP, L.P. (d)                 21,421       19,504    0.01       (1,917)    7/1/2007      N/A
Visium Balanced Fund,
   L.P. (c)                 17,000,000   18,498,438    7.83    1,498,438     1/1/2010   Quarterly
                          ------------ ------------ -------- -----------
   LONG/SHORT EQUITY
      SUBTOTAL            $134,436,034 $197,397,484   83.56% $ 5,256,259
Redeemed Investment
   Funds                            --           --      --     (486,984)
                          ------------ ------------ -------- -----------
TOTAL                     $134,436,034 $197,397,484   83.56% $ 4,769,275
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(a)  Available frequency of redemptions after the initial lock-up period, if any. Different tranches may have varying liquidity terms.

(b)  Investment Funds with no dates or amounts can be redeemed in full.

(c)  Investment Funds categorized as Level 2 investments.

(d)  A portion or all of the Fund's interests in the Investment Fund are held in side pockets which have restricted liquidity.

The following is a summary of the inputs used in valuing the Fund's  investments at fair value. The inputs or methodology used for valuing the Fund's investments are not necessarily an indication of the risk associated with investing in those  investments.  The
Fund's valuation procedures require evaluation of all relevant factors available at the time the Fund values its portfolio.  These relevant  factors  include the individual  Investment  Funds'  compliance with fair value  measurements,  price  transparency  and valuation  procedures in place,  subscription  and redemption  activity,  level of illiquid  securities held, and the existence or absence of redemption restrictions.

The Fund's  investments are categorized in three levels as disclosed below.  Level 1 discloses the amount of investments where the values of those investments are based upon quoted prices in active markets for identical securities.  Level 2 discloses the amount of investments  where the Fund has the ability to redeem at net asset value as of the March 31, 2010  measurement  date, or within ninety days of the  measurement  date.  Level 3 discloses  the amount of  investments  where the Fund does not have the ability to redeem at net asset value within ninety days of the March 31, 2010 measurement date.

                                                           ASSETS TABLE

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                                        TOTAL FAIR VALUE AT
DESCRIPTION                                  03/31/2010          LEVEL 1           LEVEL 2              LEVEL 3
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Long/Short Equity                       $       197,397,484   $          --   $     192,121,049   $         5,276,435
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TOTAL ASSETS                            $       197,397,484   $          --   $     192,121,049   $         5,276,435
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     The following is a reconciliation of Level 3 assets from December 31, 2009 to March 31, 2010:

                                                             CHANGE IN
                                                            UNREALIZED                       TRANSFERS IN
                      BALANCE AS OF     REALIZED GAIN /   APPRECIATION /   NET PURCHASES /    AND/OR OUT     BALANCE AS OF
DESCRIPTION         DECEMBER 31, 2009        (LOSS)        DEPRECIATION        (SALES)        OF LEVEL 3    MARCH 31, 2010
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Long/Short Equity                  $-                $-               $-                $-     $5,276,435       $5,276,435
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Total                              $-                $-               $-                $-     $5,276,435       $5,276,435
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     Net change in unrealized appreciation/depreciation on Level 3 assets and liabilities still held as of March 31, 2010 is
     $(34,537).

     The transfers into Level 3 noted above are due to the liquidity of the underlying Investment Funds in relation to the change in the measurement date from 12-31-09 to 3-31-10.

PORTFOLIO VALUATION

Investment Funds in the long/short  equity strategy are generally  subject to a 30 - 90 day redemption  notice period. An Investment
Fund  representing  approximately  0.01  percent of the fair value of the  investments  in this  strategy is a side pocket where the liquidation of assets are expected within the next 12 months. The remaining  approximately 99.99 percent of the Investment Funds are available to be redeemed with no restrictions,  subject to the Investment  Funds'  liquidity terms, as of the measurement  date. Two
Investment Funds, with a fair value of $5,276,435, transferred from Level 2 to Level 3 at March 31, 2010.

Investment Funds with no current redemption  restrictions may be subject to future gates,  lock-up provisions or other restrictions, in accordance with their offering documents. The Fund had no unfunded capital commitments as of March 31, 2010.

The Fund recognizes  transfers into and out of the levels  indicated above at the end of the reporting  period.  Please refer to the
December 31, 2009 financial statements for full disclosure on the Fund's portfolio valuation methodology.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   UBS Technology Partners, L.L.C.
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By (Signature and Title)*  /s/ Michael Perry
                         -------------------------------------------------------
                           Michael Perry, Principal Executive Officer

Date                       May 26, 2010
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Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Michael Perry
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                           Michael Perry, Principal Executive Officer

Date                       May 26, 2010
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By (Signature and Title)*  /s/ Robert Aufenanger
                         -------------------------------------------------------
                           Robert Aufenanger, Principal Financial Officer

Date                       May 26, 2010
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* Print the name and title of each signing officer under his or her signature.